PROFIT BEFORE TAX (Tables)	12 Months Ended
Dec. 31, 2019
PROFIT BEFORE TAX [abstract]
Schedule of profit before tax
	2017	2018	2019
	(restated)	(restated)

Crediting:
Interest income from bank deposits	(655)	(798)	(1,067)

Investment income:
– Fair value changes on other financial assets	(2,409)	(3,685)	(4,603)

Insurance compensation on disposal of property, plant and equipment	(110)	(611)	(436)

Charging:
Auditors' remuneration:
– Audit fee	51	52	54
– Other fees	5	7	10

	56	59	64

Employee wages, salaries, allowances and social security costs	6,678	8,406	7,943

Impairment and provision:
- Property, plant and equipment	8,660	196	2,072
- Others	525	470	22
	9,185	666	2,094

Depreciation, depletion and amortization:
– Property, plant and equipment	60,971	50,810	54,862
– Right-of-use assets	-	-	1,359
– Intangible assets	857	405	365
– Net amount capitalized	(386)	(377)	1,113

	61,442	50,838	57,699

Lease rentals:
– Office properties	644	668	444
– Plant and equipment	1,560	1,563	280

	2,204	2,231	724

Repairs and maintenance	4,801	4,596	5,415
Research and development costs	1,777	2,350	1,632
Loss/(gain) on disposal of property, plant and equipment	133	77	(92)